RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2024, 2023 and 2022, the Company entered into the following transactions with related parties:

	December 31, 2024	December 31, 2023	December 31, 2022

Consulting fees paid or accrued to officers or their companies	$1,082,804	$1,035,063	$909,314
Directors' fees	2,191	2,223	2,308

Stock option grants to officers and directors	$88,543	$23,750	$120,563
Stock option grant price range	$0.95	$0.68	$0.60

Of the total consulting fees noted above, $797,186, $720,442, and $691,435 for the years ended December 31, 2024, 2023, and 2022 respectively, was incurred by the Company to a private company of which a related party is a 50% shareholder and director.  The related party was entitled to receive $398,593, $360,221 and $345,717, of this amount for the years ended December 31, 2024, 2023, and 2022, respectively.  As at December 31, 2024 and 2023 respectively, a balance of $90,602 and a prepaid balance of $152,415 exists to this related company and $Nil remains payable in all years to the related party for expenses earned for work on behalf of the Company.

During 2024, the Company granted 175,000 options to insiders at a price of $0.95 (CAD$1.30).  A total of $88,543 was included in consulting fees related to these options.  During 2023, the Company granted 62,500 options to insiders at a price of $0.68 (CAD$0.92).  A total of $23,750 was included in consulting fees related to these options.  During 2022, the Company granted 350,000 options to insiders at a price of $0.60 (CAD$0.81).  A total of $120,563 was included in consulting fees related to these options.  On July 1, 2022, the original terms of existing options were extended.  The Company recognized an expense of $77,092 related to the extension of the option terms to maturity related to insiders.